Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the period are as follows:

2019
(in thousands)
£
Initial recognition at January 1, 2019	434
Additions	548
Re-measurement of liability	2
Accretion of interest	21
Payments	(197)
Effect of foreign currency exchange differences	(2)
At December 31, 2019	806

Classified as:
Current	268
Non-current	538
806

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities are as follows:

2019
(in thousands)
£
Contractual undiscounted payments
Not later than 1 year	293
Later than 1 year and not later than 3 years	400
Later than 3 years and not later than 5 years	167
Total contractual undiscounted payments	860
Less: effect of discounting	(54)
Discounted lease liabilities	806

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts

The following are the amounts recognized in the statements of operations with respect to lease contracts:

	2019	2018	2017
	(in thousands)
	£	£	£
Depreciation expense of right of use assets under IFRS 16	193	—	—
Interest expense on lease liabilities (included in administrative expenses) under IFRS 16	21	—	—
Operating lease expense under IAS 17	—	150	182
Total amount recognized in statements of operations	214	150	182

Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

2019
(in thousands)
£
Extension options not expected to be exercised
Not later than 5 years	351
Later than 5 years	627
Total	978